Contingently Redeemable Preferred Units (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Schedule of activity attributable to the preferred units
	Preferred Units
	Units	Amount
Balance, December 31, 2019	80,707	$109,365
Contributions allocated to preferred units	3,026	476
Balance, June 30, 2020	83,732	$109,841
	Preferred Units
	Units	Amount
Balance, December 31, 2018	68,716	$105,548
Discount on convertible notes, beneficial conversion feature	—	1,799
Contributions allocated to preferred units	800	139
Balance, June 30, 2019	69,516	$107,486

	Preferred Units
	Units	Amount
Balance, December 31, 2017	50,970	$74,776
Contributions	14,367	24,854
Conversion of notes payable	3,379	5,918
Balance, December 31, 2018	68,716	$105,548
Contributions allocated to preferred units	11,991	2,031
Discount on convertible notes, beneficial conversion feature	—	1,786
Balance, December 31, 2019	80,707	$109,365